ING USA ANNUITY AND LIFE INSURANCE COMPANY (FORMERLY EQUITABLE LIFE INSURANCE COMPANY OF IOWA)
SEPARATE ACCOUNT EQ OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED NOVEMBER 8, 2004

                                TO THE PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2004
                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

                               ("ING EQUI-SELECT")

The information in this supplement updates and amends certain information concerning investment options contained in the above-referenced prospectus and the statement of additional information. You should read and keep this supplement along with the prospectus.

Effective July 1, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

                           ING International Portfolio
                           ING Liquid Assets Portfolio
                           ING VP Worldwide Growth Portfolio

ING MFS RESEARCH PORTFOLIO

Effective November 8, 2004, the portfolio name, "ING MFS Research Portfolio" is changed to "ING Oppenheimer Main Street Portfolio" and the subadviser is changed from Massachusetts Financial Service Company to OppenheimerFunds, Inc. wherever it appears in the prospectus. The description under the "Investment Objective" column in Appendix B, "The Investment Portfolios" is deleted and replaced with the following:

INVESTMENT OBJECTIVE

Seeks long-term growth of capital and future income. The Portfolio currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.


EquiSelect - 134327                                                     11/08/04